Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 13,762
Ending balance	16,362	$ 217	₨ 13,762
Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32,869		33,137
Translation adjustment	1,413		772
Acquisition through business combinations (Refer to Note 7)	4,906
Disposal (Refer to Note 26)			(1,040)
Ending balance	39,188		32,869
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,107		15,024
Translation adjustment	446		99
Amortization	3,273		4,284
Disposal (Refer to Note 26)			(300)
Ending balance	22,826		19,107
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,579
Ending balance	14,592		11,579
Customer related intangibles [member] | Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,924		26,586
Translation adjustment	1,031		555
Acquisition through business combinations (Refer to Note 7)	4,535
Disposal (Refer to Note 26)			(217)
Ending balance	32,490		26,924
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,345		12,263
Translation adjustment	220		35
Amortization	2,333		3,148
Disposal (Refer to Note 26)			(101)
Ending balance	17,898		15,345
Marketing related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,183
Ending balance	1,770		2,183
Marketing related intangibles [member] | Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,945		6,551
Translation adjustment	382		217
Acquisition through business combinations (Refer to Note 7)	371
Disposal (Refer to Note 26)			(823)
Ending balance	6,698		5,945
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,762		2,761
Translation adjustment	226		64
Amortization	940		1,136
Disposal (Refer to Note 26)			(199)
Ending balance	₨ 4,928		₨ 3,762